Financial Liabilities Designated At Fair Value Through Profit Or Loss - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Statement1 [Line Items]
Financial liabilities designated at fair value through profit or loss	¥ 73,067	¥ 45,764
Accumulated gain or loss in fair value of financial liability, attributable to changes in credit risk of liability	¥ 11,841	11,206
Top of range [member]
Statement1 [Line Items]
Accumulated gain or loss in fair value of financial liability, attributable to changes in credit risk of liability		¥ 635